Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Balance Sheets (Parentheticals)	Dec. 31, 2014	Dec. 31, 2013
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares issued	112,417,933	111,145,633
Ordinary shares, shares outstanding	112,417,933	111,145,633
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares issued	112,417,933	111,145,633
Ordinary shares, shares outstanding	112,417,933	111,145,633